Acquisition of Atlas Pharma Inc.	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Acquisition of Atlas Pharma Inc.

In December 2017, the Company issued a payment of $100,500 Canadian ($80,290 US) to Mr. Mohamed Belhai as a deposit towards the acquisition of Atlas Pharma Inc. On January 1, 2018, the Company entered into a Share Purchase Agreement with Mr. Mohamed Belhaj and Atlas Pharma Inc. (the “Atlas Agreement”), wherein the Company acquired all of the issued and outstanding shares (the “Shares”) of Atlas Pharma Inc., (“Atlas”) from Mr. Belhaj. The purchase price for the Shares was $848,000 Canadian (approximately $678,400 US). The purchase price included a cash payment of $100,500 Canadian ($80,290 US), plus issuance of 20,000,000 shares of the Company’s Common Stock, plus a promissory note in the principal amount of $450,000 Canadian (approximately $360,000 US), with interest payable at the rate of 3% per annum. The Company is required to make payments of $10,000 per calendar quarter, due and payable on or before the end of each such calendar quarter through December 31, 2023.